Personnel costs - Remuneration for senior executives (Details) kr in Millions	12 Months Ended
	Dec. 31, 2018 SEK (kr) person	Dec. 31, 2017 SEK (kr) person	Dec. 31, 2016 SEK (kr) person
Number of employees and personnel costs
Sharebased payment costs	kr 90.0	kr 45.0	kr (1.0)
Pension expenses	337.0	301.0	228.0
Senior executives
Number of employees and personnel costs
Basic salary	39.5	33.8	32.8
Variable remuneration	61.2	24.3	22.0
Sharebased payment costs	18.6	8.3	(2.6)
Other benefits	9.3	8.0	7.5
Termination benefit	26.6	6.0	12.0
Pension expenses	12.2	6.3	7.9
Total remuneration	167.4	86.7	79.6
Anders Nilsson
Number of employees and personnel costs
Basic salary	1.2
Variable remuneration	0.8
Sharebased payment costs	0.1
Other benefits	0.3
Pension expenses	0.3
Total remuneration	2.7
Allison Kirkby
Number of employees and personnel costs
Basic salary	7.4	7.8	7.7
Variable remuneration	17.3	6.4	6.2
Sharebased payment costs	5.9	2.5	0.4
Other benefits	3.8	3.0	2.3
Termination benefit	16.0
Total remuneration	50.4	19.7	16.6
Other senior executives
Number of employees and personnel costs
Basic salary	30.9	26.0	25.1
Variable remuneration	43.1	17.9	15.8
Sharebased payment costs	12.6	5.8	(3.0)
Other benefits	5.2	5.0	5.2
Termination benefit	10.6	6.0	12.0
Pension expenses	11.9	6.3	7.9
Total remuneration	kr 114.3	kr 67.0	kr 63.0
Number of other senior executives | person	14	9	8
Reversal of share-based payment costs			kr (4.5)